Long-Term Debt - Additional Information (Detail)				12 Months Ended
	Jul. 01, 2014 USD ($)	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Offerings	Dec. 31, 2014 USD ($)	Oct. 19, 2015 USD ($)	Mar. 06, 2015 USD ($)	Nov. 16, 2012 USD ($)
Debt Instrument [Line Items]
Senior secured notes issued				$ 2,138,112,000	$ 1,835,068,000			$ 1,300,000,000
Outstanding letters of credit				5,000,000
Revolving line of credit				20,000,000	20,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, aggregate principal amount				$ 264,400,000			$ 289,400,000	200,000,000
Aggregate principal amount of the credit agreement, description				The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million
Variable Interest rate percentage				0.25%
Commitment fee				0.50%
Revolving Credit Facility [Member] | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				1.00%
Variable Interest rate description				One month, plus 1.00%
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Senior secured notes issued				$ 904,818,000	$ 899,684,000			$ 925,000,000
Debt instrument interest rate				6.375%	6.375%			6.375%
Debt instrument maturity date				Dec. 01, 2019	Dec. 01, 2019
6.375% Senior Secured Notes Due 2019 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				6.375%
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Senior secured notes issued		$ 250,000,000	$ 200,000,000	$ 918,168,000	$ 915,384,000			$ 380,000,000
Debt instrument interest rate				8.75%	8.75%			8.75%
Debt instrument maturity date				Dec. 01, 2020	Dec. 01, 2020
Number of offerings | Offerings				2
Debt instrument, redemption price, percentage		101.50%	101.75%
Debt issuance fees	$ 100,000	$ 300,000	$ 200,000
Additional senior secured notes issued	$ 100,000,000
8.75% Senior Notes Due 2020 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				8.75%
8.875% Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Senior secured notes issued				$ 295,126,000		$ 300,000,000
Debt instrument interest rate				8.875%		8.875%
Debt instrument maturity date				Dec. 01, 2022
8.875% Senior Secured Notes Due 2022 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument interest rate				8.875%
Repriced Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				3.00%
Repriced Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				2.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				4.00%
Former Tranche [Member] | Revolving Credit Facility [Member] | Base Rate-based Borrowings [Member]
Debt Instrument [Line Items]
Variable Interest rate percentage				3.00%
Series C Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Senior secured notes issued				$ 1,440,000
Credit facility, due date				Nov. 16, 2017
Series A, B Revolving Credit Facilities Due 2019 [Member]
Debt Instrument [Line Items]
Senior secured notes issued				$ 18,560,000
Credit facility, due date				Mar. 31, 2019